SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - BRL (R$) R$ in Thousands	Jan. 01, 2019	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Low value leases, no lease liability recognised		R$ 50
Basis spread on variable rate (as a percent)	1.48%
Weighted average rate (as a percent)	10.35%
Lease liabilities		R$ 1,207,189
1 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	9.15%
2 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	8.81%
3 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	9.34%
5 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	10.00%
7 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	10.44%
10 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	10.90%
20 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	11.80%
30 year term lease contract
Disclosure of initial application of standards or interpretations [line items]
Rate per year (as a percent)	12.33%
Contracts with up to 1 year term
Disclosure of initial application of standards or interpretations [line items]
Discount rates (as a percent)	5.24%
Contracts with up to 1 year term | Maximum
Disclosure of initial application of standards or interpretations [line items]
Term of the lease contract	1 year
Contracts with more than 2 years term
Disclosure of initial application of standards or interpretations [line items]
Discount rates (as a percent)	4.00%
Contracts with more than 2 years term | Minimum
Disclosure of initial application of standards or interpretations [line items]
Term of the lease contract	1 year
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	R$ 340,225
Lease liabilities	R$ 340,225